Equity - Redeemable Noncontrolling Interests (Details) - USD ($) $ in Thousands		3 Months Ended						12 Months Ended
		Jun. 30, 2023		Jun. 30, 2022		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2023		Dec. 31, 2021	Dec. 31, 2020
Redeemable Noncontrolling Interest [Line Items]
Beginning balance, noncontrolling interests		$ 950,493	[1]	$ 1,907,888				$ 1,907,888
Deemed dividend upon issuance for U. S. GAAP to tax basis true-up	[2]			314
Exchange of BCH Preferred Series A.1 Unit Accounts for BCG Preferred Series B.2 Unit Accounts								(1,100)
Deemed dividend for BCG Preferred Series B.2 Unit Accounts preferred return				9,150	[2]			(37,100)		$ (2,200)
Put option liability on grant of BCH Preferred A.1										(3,800)
BCH Preferred Series A.0 Unit Accounts guaranteed payment accrual		(4,100)		(3,900)		$ (3,800)		(15,800)		(1,300)
Deemed dividend for extinguishment of redeemable noncontrolling interest and preferred equity										(32,002)
Ending balance, noncontrolling interests		251,052				1,907,888		950,493	[1]
Preferred Series A Subclass 0
Redeemable Noncontrolling Interest [Line Items]
Exchange of BCH Preferred Series A.1 Unit Accounts for BCG Preferred Series B.2 Unit Accounts										(251,700)
Deemed dividend for extinguishment of redeemable noncontrolling interest and preferred equity										(1,700)
Preferred Series A Subclass 1
Redeemable Noncontrolling Interest [Line Items]
Exchange of BCH Preferred Series A.1 Unit Accounts for BCG Preferred Series B.2 Unit Accounts		(193,900)
Deemed dividend for BCG Preferred Series B.2 Unit Accounts preferred return		(6,900)
Deemed dividend for extinguishment of redeemable noncontrolling interest and preferred equity										(12,500)
Redeemable noncontrolling interests (Note 13)
Redeemable Noncontrolling Interest [Line Items]
Beginning balance, noncontrolling interests		1,144,353		1,186,098		1,195,812	$ 1,547,135	1,186,098		1,547,135	$ 1,588,604
Net income (loss), temporary equity						2,498	(2,925)	11,524		(8,268)	(35,877)
Tax distribution to noncontrolling interest											(5,592)
Deemed dividend upon issuance for U. S. GAAP to tax basis true-up				(314)	[2]			(314)		9,247
Exchange of BCH Preferred Series A.1 Unit Accounts for BCG Preferred Series B.2 Unit Accounts										(312,312)
Deemed dividend for BCG Preferred Series B.2 Unit Accounts preferred return				(9,150)	[2]	(8,424)		(37,133)		(2,239)
Put option liability on grant of BCH Preferred A.1										(3,793)
BCH Preferred Series A.0 Unit Accounts guaranteed payment accrual		(4,105)	[3]	(3,868)	[2]	(3,788)		(15,822)		(1,264)
Deemed dividend for extinguishment of redeemable noncontrolling interest and preferred equity										(14,200)
Ending balance, noncontrolling interests						1,186,098	1,544,210	1,144,353		1,195,812	1,547,135
Redeemable noncontrolling interests (Note 13) | Exchange of Preferred Series B Subclass 2
Redeemable Noncontrolling Interest [Line Items]
Exchange of BCH Preferred Series A.1 Unit Accounts for BCG Preferred Series B.2 Unit Accounts										(312,312)
Redeemable noncontrolling interests (Note 13) | Preferred Series A Subclass 0
Redeemable Noncontrolling Interest [Line Items]
Beginning balance, noncontrolling interests		251,051		249,907		249,907	0	249,907		0	0
Net income (loss), temporary equity						3,788		15,822		1,264
BCH Preferred Series A.0 Unit Accounts guaranteed payment accrual						(3,788)		(15,822)		(1,264)
Deemed dividend for extinguishment of redeemable noncontrolling interest and preferred equity										(1,745)
Ending balance, noncontrolling interests						249,907		251,051		249,907	0
Redeemable noncontrolling interests (Note 13) | Preferred Series A Subclass 0 | Exchange of Preferred Series A Subclass 0
Redeemable Noncontrolling Interest [Line Items]
Exchange of BCH Preferred Series A.1 Unit Accounts for BCG Preferred Series B.2 Unit Accounts								1,144		251,652
Redeemable noncontrolling interests (Note 13) | Preferred Series A Subclass 1
Redeemable Noncontrolling Interest [Line Items]
Beginning balance, noncontrolling interests		$ 893,302		$ 936,191		945,905	$ 1,547,135	936,191		1,547,135	1,588,604
Net income (loss), temporary equity						(1,290)		(4,298)		(9,532)	(35,877)
Tax distribution to noncontrolling interest											(5,592)
Deemed dividend upon issuance for U. S. GAAP to tax basis true-up								(314)		9,247
Deemed dividend for BCG Preferred Series B.2 Unit Accounts preferred return						(8,424)		(37,133)		(2,239)
Put option liability on grant of BCH Preferred A.1										(3,793)
Deemed dividend for extinguishment of redeemable noncontrolling interest and preferred equity										(12,455)
Ending balance, noncontrolling interests						$ 936,191		893,302		945,905	$ 1,547,135
Redeemable noncontrolling interests (Note 13) | Preferred Series A Subclass 1 | Exchange of Preferred Series B Subclass 2
Redeemable Noncontrolling Interest [Line Items]
Exchange of BCH Preferred Series A.1 Unit Accounts for BCG Preferred Series B.2 Unit Accounts										(312,312)
Redeemable noncontrolling interests (Note 13) | Preferred Series A Subclass 1 | Exchange of Preferred Series A Subclass 0
Redeemable Noncontrolling Interest [Line Items]
Exchange of BCH Preferred Series A.1 Unit Accounts for BCG Preferred Series B.2 Unit Accounts								$ (1,144)		$ (251,652)

[1]	Retroactively adjusted March 31, 2023 for the de-SPAC merger transaction as described in Note 4. Such adjustments are unaudited.
[2]	Retroactively adjusted March 31, 2022 and three months ended June 30, 2022 for de-SPAC merger transaction as described in Note 4.
[3]	Retroactively adjusted March 31, 2023 for de-SPAC merger transaction as described in Note 4.